DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS

On February 12, 2019 the board of directors of Bright Mountain Media, Inc. authorized the Company to exit its Black Helmet business line as a result of, among other things, the change in our strategic direction to a focus solely in our advertising segment. Historically revenues from our product sales segment including revenues from two of our websites that operate as e-commerce platforms, including Bright Watches and Black Helmet, as well as Bright Watches’ retail location.

On January 21, 2019, effective December 31, 2018, our board of directors determined to discontinue the operations of Bright Watches. The decisions to exit all components of our product segment will result in these businesses being accounted for as discontinued operations. The Company has determined that the exit of the Bright Watches business requires the Company to liquidate the inventory and settle all obligations to wind down the business unit. The Company anticipates selling the inventory of remaining products at reduced prices within one year. Accordingly, the Company determined that the assets and liabilities of this reportable segment met the discontinued operations criteria in Accounting Standards Codification 205-20-45, as such the results have been classified as discontinued operations.

On March 8, 2019 the Black Helmet Apparel E-Commerce business was sold for $175,000. At December 31, 2018, $180,000 of inventory was considered held for sale and included in discontinued operations.

The detail of the consolidated balance sheets the consolidated statements of operations and consolidated cash flows for the discontinued operations is as stated below:

	Year ended December 31,
Discontinued Operations	2018	2017
Cash and Cash Equivalents	$16,747	$38,790
Inventory, net	223,000	593,223
Total Current Assets – Discontinued Operations	239,747	632,014
Property and Equipment, net	49,347	57,835
Intangible Assets, net	—	491,508
Prepaid Rents	—	50,417
Other Assets	11,123	20,906
Total Other Assets – Discontinued Operations	60,470	620,666
Total Assets - Discontinued Operations	300,217	1,252,680
Accounts Payable	127,512	264,711
Accrued Expenses	—	10,856
Deferred Rents	16,417	18,886
Total Current Liabilities – Discontinued Operations	143,929	294,453
Net Assets (Liabilities) Discontinued Operations	$156,288	$958,226

	Year ended December 31,
	2018	2017
Revenues	$1,268,657	$2,577,331
Cost of revenue	974,873	1,904,586
Gross profit	293,784	672,745

Selling general, and administrative expenses	1,388,087	1,096,744

Loss from operations - discontinued operations	(1,094,303)	(424,999)

Other income (expense)	1,553	(392)

Loss from discontinued operations	$(1,092,750)	$(424,391)

Basic and fully diluted net loss per share	$(0.02)	$(0.01)

	Year ended December 31,
Cash (used in) provided by operations for discontinued operations:	2018	2017
Loss from discontinued operations	$(1,092,750)	$(424,391)
Depreciation	13,069	12,179
Amortization of website acquisitions and intangibles	165,066	135,798
Impairment of website acquisitions and intangibles assets	326,442	61,029
Provision for bad debts	1,437	—
Product refund reserve	(21,000)	11,580
Provision for inventory reserve	(27,448)	22,448
Change in Assets and Liabilities Classified as Discontinued Operations:
Inventory	457,759	426,688
Deposits	8,765
Prepaid rents	50,417	46,523
Accounts payable	(137,200)	197,351
Accrued Expenses	(10,856)	10,151
Deferred Rents	(2,468)	18,886
Change in cash (used in) provided by discontinued operations	$(268,767)	$518,242
Cash used in investing activities for discontinued operations:
Purchase of property and equipment included in discontinued operations	$—	$(16,299)
Net decrease in cash and cash equivalents from discontinued operations	$(22,043)	$21,076